UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.

1.     Name and address of issuer:

                               MTB Group of Funds
                              Federated Investors
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]
                             MTB Money Market Fund
                      MTB U.S. Treasury Money Market Fund
                    MTB New York Tax-Free Money Market Fund
                        MTB New York Municipal Bond Fund
                         MTB U.S. Government Bond Fund
                            MTB Large Cap Value Fund
                             MTB Mid Cap Stock Fund
                           MTB Large Cap Growth Fund
                        MTB Intermediate-Term Bond Fund
                      MTB Pennsylvania Municipal Bond Fund
               MTB Managed Allocation Fund - Conservative Growth
                MTB Managed Allocation Fund - Aggressive Growth
                 MTB Managed Allocation Fund - Moderate Growth
                            MTB Small Cap Stock Fund
                         MTB International Equity Fund
                    MTB Short Duration Government Bond Fund
                          MTB Prime Money Market Fund
                     MTB U.S. Government Money Market Fund
                         MTB Tax-Free Money Market Fund
                  MTB Pennsylvania Tax-Free Money Market Fund
                       MTB Short-Term Corporate Bond Fund
                        MTB Maryland Municipal Bond Fund
                                MTB Income Fund
                               MTB Balanced Fund
                             MTB Equity Income Fund
                             MTB Equity Index Fund
                            MTB Large Cap Stock Fund
                           MTB Multi Cap Growth Fund
                            MTB Mid Cap Growth Fund
                           MTB Small Cap Growth Fund
                        MTB Virginia Municipal Bond Fund

3.     Investment Company Act File Number:811-5514


       Securities Act File Number:        33-20673





4(a).  Last day of fiscal year for which this Form is filed:   April 30, 2007



4(b).  [   ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.




4(c).  [   ]  Check box if this is the last time the issuer will be filing this
Form.

5.     Calculation of registration fee:
       (i)   Aggregate sale price of securities sold during
the fiscal year pursuant to section 24(f):                  $18,319,792,436

       (ii)  Aggregate price of securities redeemed or
repurchased during the fiscal year:              $18,053,641,287

       (iii) Aggregate price of securities redeemed or
repurchased during any prior fiscal year
ending no earlier than October 11, 1995 that
were not previously used to reduce registration
fees payable to the Commission:                   $2,487,226,596

       (iv)  Total available redemption credits [add Items 5(ii)
and 5(iii)]:  $20,540,867,883

       (v)   Net sales -- if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:                                    $0

       (vi)  Redemption credits available for use in future years
-- if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:                       $(2,221,075,447)

       (vii) Multiplier for determining registration fee
(See Instruction C.9):                                              x0.0000307

       (viii)Registration fee due [multiply Item 5(v) by Item
5(vii)] (enter "0" if no fee is due):                                    = $0

6.     Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units)
       deducted here:   -   .  If there is a number of shares or other units
       that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
       -   .
7.     Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
       + $0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus
line 7]:                                                                 = $0
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
       Method of Delivery:
             [  ]   Wire Transfer
             [  ]   Mail or other means

                                   SIGNATURES


This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/Richard N. Paddock, Treasurer


                           Richard N. Paddock, Treasurer


Date:  07/24/2007


* Please print the name and title of the signing officer below the signature.



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